UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5850

OneAmerica Funds, Inc.
(Exact name of registrant as specified in charter)

One American Square, Indianapolis, IN,		46282
(Address of principal executive offices)		(Zip code)

Christopher D. Pohl One American Square, Indianapolis, IN, 46282
(Name and address of agent for service)

Registrant’s telephone number, including area code:		317-285-1877

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

VALUE PORTFOLIO

March 31, 2013 (unaudited)

Description	Shares	Value
Common Stocks (90.2%)
Aerospace & Defense (2.2%)
General Dynamics Corp.	34,900	$2,460,799
Precision Castparts Corp.	17,200	3,261,464
		5,722,263

Agriculture (2.1%)
Archer-Daniels-Midland Co.	158,600	5,349,578

Apparel (3.9%)
Columbia Sportswear Co.	56,200	3,252,856
Wolverine World Wide, Inc.	152,500	6,766,425
		10,019,281

Auto Parts and Equipment (2.8%)
Magna International, Inc.	123,400	7,243,580

Banks (10.0%)
Bank of Hawaii Corp.	77,400	3,932,694
Bank of New York Mellon Corp. (The)	150,200	4,204,098
Citigroup, Inc.	29,189	1,291,321
JPMorgan Chase & Co.	90,207	4,281,224
Northern Trust Corp.	95,900	5,232,304
U.S. Bancorp	193,500	6,565,455
		25,507,096

Beverages (2.5%)
Coca-Cola Co. (The)	156,000	6,308,640

Biotechnology (1.8%)
Amgen, Inc.	43,800	4,489,938

Commercial Services (0.8%)
Robert Half International, Inc.	57,100	2,142,963

Diversified Financial Services (0.7%)
Investment Technology Group, Inc.(1)	102,800	1,134,912
Janus Capital Group, Inc.	70,200	659,880
		1,794,792

Electronics (1.7%)
FLIR Systems, Inc.	169,000	4,395,690

Food (2.2%)
Fresh Del Monte Produce, Inc.	33,900	914,622
Sysco Corp.	135,300	4,758,501
		5,673,123

Healthcare Products (6.4%)
Baxter International, Inc.	93,400	6,784,576
Medtronic, Inc.	125,000	5,870,000
Zimmer Holdings, Inc.	47,900	3,603,038
		16,257,614

Description	Shares	Value
Common Stocks (90.2%) (continued)
Insurance (0.1%)
Aegon NV	26,185	$157,372

Iron/Steel (2.7%)
Nucor Corp.	148,400	6,848,660

Machinery-Diversified (1.3%)
Cummins, Inc.	27,800	3,219,518

Mining (0.4%)
Alcoa, Inc.	108,700	926,124

Miscellaneous Manufacturing (9.0%)
Carlisle Cos., Inc.	104,200	7,063,718
Crane Co.	70,400	3,932,544
General Electric Co.	268,600	6,210,032
Illinois Tool Works, Inc.	96,400	5,874,616
		23,080,910

Oil & Gas (12.1%)
ConocoPhillips	104,000	6,250,400
Exxon Mobil Corp.	59,600	5,370,556
Phillips 66	46,200	3,232,614
Royal Dutch Shell PLC ADR	81,600	5,317,056
Tidewater, Inc.	118,050	5,961,525
Valero Energy Corp.	102,200	4,649,078
		30,781,229

Pharmaceuticals (9.1%)
Johnson & Johnson	77,600	6,326,728
McKesson Corp.	64,550	6,968,818
Merck & Co., Inc.	90,500	4,002,815
Pfizer, Inc.	205,950	5,943,717
		23,242,078

Retail (2.6%)
Bed Bath & Beyond, Inc.(1)	32,700	2,106,534
Home Depot, Inc. (The)	27,000	1,884,060
Kohl’s Corp.	59,500	2,744,735
		6,735,329

Semiconductors (5.8%)
Applied Materials, Inc.	213,100	2,872,588
Intel Corp.	222,800	4,868,180
Microchip Technology, Inc.	29,700	1,091,772
QUALCOMM, Inc.	58,400	3,909,880
Texas Instruments, Inc.	62,000	2,199,760
		14,942,180

Software (3.1%)
Adobe Systems, Inc.(1)	77,800	3,385,078
Autodesk, Inc.(1)	29,100	1,200,084
Oracle Corp.	105,800	3,421,572
		8,006,734

Telecommunications (2.5%)
Cisco Systems, Inc.	302,000	6,314,820

Description	Shares	Value

Common Stocks (90.2%) (continued)
Toys/Games/Hobbies (1.4%)
Mattel, Inc.	81,300	$3,560,127

Transportation (3.0%)
Norfolk Southern Corp.	40,300	3,106,324
Werner Enterprises, Inc.	187,200	4,519,008
		7,625,332

Total common stocks (cost: $174,155,055)		230,344,971

	Interest Rate	Maturity Date	Principal Amount
Short-Term Notes and Bonds(2) (2.4%)
Commercial Paper (2.4%)
Diversified Financial Services (0.8%)
Paccar Financial Corp.	0.101%	04/02/2013	$2,000,000	1,999,960

Electrical Utilities (0.8%)
American Transmission Co.	0.132	04/16/2013	2,000,000	1,999,820

Oil & Gas (0.8%)
Northwest Natural Gas Co.	0.250	04/24/2013	2,000,000	1,999,720

Total short-term notes and bonds (cost: $5,999,567)				5,999,500

	Shares
Exchange-Traded Funds (4.6%)
iShares Russell 1000 Value Index Fund	68,900	5,592,613
iShares Russell Midcap Value Index Fund	69,600	3,967,200
iShares S&P SmallCap 600 Value Index Fund	24,600	2,212,278
Total exchange-traded funds (cost: $8,403,514)		11,772,091

Money Market Mutual Fund (2.7%)
BlackRock Liquidity TempFund Portfolio, 0.09%(3)	7,050,000	7,050,000

Description	Shares	Value
Money Market Mutual Fund (2.7%) (continued)
Total money market mutual fund (cost: $7,050,000)		$7,050,000

Total investments(4) (99.9%) (cost: $195,608,136)		255,166,562
Other assets in excess of liabilities (0.1%)		280,470
Net assets (100.0%)		$255,447,032

The following abbreviations are used in the portfolio descriptions:

ADR — American Depositary Receipt

PLC — Public Limited Company

(1)   Non-Income producing securities.

(2)   The interest rate for short-term notes reflects the yields for those securities as of March 31, 2013.

(3)   The rate shown reflects the seven day yield as of March 31, 2013.

(4)   The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation (depreciation) as of March 31, 2013.  See table below.

			Total Net
			Unrealized
Federal Tax Basis	Appreciation	Depreciation	Appreciation
$195,601,706	$69,778,173	$(10,213,317)	$59,564,856

Various inputs are used in determining the value of the Portfolio’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities*
Common Stocks	$230,344,971	$—	$—	$230,344,971
Commercial Paper	—	5,999,500	—	5,999,500
Exchange-Traded Funds	11,772,091	—	—	11,772,091
Money Market Mutual Fund	7,050,000	—	—	7,050,000
Total	$249,167,062	$5,999,500	$—	$255,166,562

It is the Value Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ended March 31, 2013, there have been no changes in the valuation methodologies and the Value Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

*  Refer to Schedule of Investments for industry classifications.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

March 31, 2013 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value

Short-Term Notes(1) (95.2%)
U.S. Government and Agency Obligations (5.8%)
U.S. Cash Management Bill Discount Note	0.050%	04/15/2013	$3,100,000	$3,099,940
U.S. Treasury Bill Discount Note	0.050	04/18/2013	5,000,000	4,999,882

Total U.S. government and agency obligations (cost(2): $8,099,822)				8,099,822

Commercial Paper (89.4%)
Air Freight & Logistics (4.7%)
United Parcel Service, Inc.	0.030	04/09/2013	6,500,000	6,499,957

Diversified Financial Services (23.4%)
Cargill Global Funding PLC	0.112	05/03/2013	6,500,000	6,499,364
Caterpillar Financial Services Corp.	0.122	05/24/2013	6,500,000	6,498,852
General Electric Capital Corp.	0.010	04/09/2013	5,000,000	4,999,989
General Electric Capital Corp.	0.010	04/10/2013	1,500,000	1,499,996
John Deere Financial Ltd.	0.112	04/09/2013	6,500,000	6,499,841
PACCAR Financial Corp.	0.101	04/01/2013	4,000,000	4,000,000
PACCAR Financial Corp.	0.091	04/25/2013	2,500,000	2,499,850
				32,497,892
Electrical Utilities (4.7%)
American Transmission Co. LLC	0.152	04/29/2013	6,500,000	6,499,242

Food, Beverages (8.6%)
Nestle Capital Corp.	0.030	04/01/2013	6,500,000	6,500,000
PepsiCo, Inc.	0.051	04/22/2013	5,400,000	5,399,842
				11,899,842
Health Care (4.3%)
Roche Holdings, Inc.	0.101	04/02/2013	6,000,000	5,999,983

Insurance (3.7%)
Travelers Cos., Inc. (The)	0.071	04/02/2013	5,100,000	5,099,990

Manufacturing (4.7%)
Danaher Corp.	0.122	04/23/2013	2,000,000	1,999,854
Dover Corp.	0.112	04/02/2013	4,500,000	4,499,986
				6,499,840
Mining (5.0%)
BHP Billiton Finance (USA) Ltd.	0.142	04/18/2013	7,000,000	6,999,537

Miscellaneous Manufacturing (1.4%)
Illinois Tool Works, Inc.	0.122	04/02/2013	2,028,000	2,027,993

Oil & Gas (12.5%)
Baker Hughes, Inc.	0.122	04/12/2013	2,400,000	2,399,912
Chevron Corp.	0.081	04/08/2013	6,500,000	6,499,899
ConocoPhillips Qatar Funding Ltd.	0.132	04/01/2013	3,500,000	3,500,000
New Jersey Natural Gas Co.	0.112	04/02/2013	5,000,000	4,999,985
				17,399,796

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Notes(1) (95.2%) (continued)
Commercial Paper (89.4%) (continued)
Pharmaceuticals (7.0%)
Merck & Co., Inc.	0.091%	04/22/2013	$6,500,000	$6,499,659
Pfizer, Inc.	0.091	04/04/2013	1,000,000	999,992
Pfizer, Inc.	0.081	04/18/2013	2,250,000	2,249,915
				9,749,566
Pipelines (4.7%)
Colonial Pipeline Co.	0.140	04/03/2013	6,500,000	6,499,949

Retail (4.7%)
Wal-Mart Stores, Inc.	0.081	04/04/2013	5,000,000	4,999,967
Wal-Mart Stores, Inc.	0.081	04/10/2013	1,500,000	1,499,970
				6,499,937

Total commercial paper (cost(2): $124,173,524)				124,173,524

Total short-term notes (cost(2): $132,273,346)				132,273,346

	Shares

Money Market Mutual Fund (4.6%)
BlackRock Liquidity TempFund Portfolio, 0.09%(3)	6,300,000	6,300,000

Total money market mutual fund (cost: $6,300,000)		6,300,000

Total investments(4) (99.8%) (cost: $138,573,346)		138,573,346
Other assets in excess of liabilities (0.2%)		335,591
Net assets (100.0%)		$138,908,937

The following abbreviations are used in the portfolio descriptions:

LLC — Limited Liability Corporation

PLC — Public Limited Company

(1)   The interest rate for short-term notes reflects the yields for those securities as of March 31, 2013.

(2)   Cost represents amortized cost.

(3)   The rate shown reflects the seven day yield as of March 31, 2013.

(4)   The United States federal income tax basis of the Portfolio’s investments and the cost are the same as of March 31, 2013.

Various inputs are used in determining the value of the Portfolio’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities*
U.S. Government and Agency Obligations	$—	$8,099,822	$—	$8,099,822
Commercial Paper	—	124,173,524	—	124,173,524
Money Market Mutual Fund	6,300,000	—	—	6,300,000
Total	$6,300,000	$132,273,346	$—	$138,573,346

All securities within the Money Market Portfolio, excluding Money Market Mutual Funds, are valued at amortized cost.

It is the Money Market Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ended March 31, 2013, there have been no changes in the valuation methodologies and the Money Market Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

* Refer to Schedule of Investments for industry classifications.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

INVESTMENT GRADE BOND PORTFOLIO

March 31, 2013 (unaudited)

Description	Shares	Value
Preferred Stock (0.7%)
Banks (0.7%)
SunTrust Banks, Inc., Series E	40,000	$1,004,800
Total preferred stock (cost: $1,000,000)		1,004,800

	Interest Rate	Maturity Date	Principal Amount

Long-Term Notes and Bonds (92.9%)
U.S. Government and Agency Obligations (37.8%)
Federal Farm Credit Bank	2.625%	04/17/2014	$1,000,000	1,025,460
Federal Farm Credit Bank	1.850	04/20/2020	1,000,000	1,017,693
Federal Home Loan Banks	4.875	09/08/2017	1,000,000	1,176,401
FHLMC	4.500	01/15/2015	500,000	537,625
FHLMC	3.750	03/27/2019	750,000	859,877
FNMA	2.500	05/15/2014	1,000,000	1,025,800
U.S. Treasury Bonds	6.000	02/15/2026	500,000	711,719
U.S. Treasury Bonds	5.375	02/15/2031	500,000	695,547
U.S. Treasury Bonds	3.500	02/15/2039	550,000	598,039
U.S. Treasury Bonds	4.500	08/15/2039	300,000	383,063
U.S. Treasury Bonds	4.625	02/15/2040	500,000	650,938
U.S. Treasury Bonds	4.250	11/15/2040	100,000	122,953
U.S. Treasury Bonds	4.750	02/15/2041	1,000,000	1,328,125
U.S. Treasury Bonds	3.750	08/15/2041	550,000	622,016
U.S. Treasury Bonds	3.125	02/15/2042	400,000	402,000
U.S. Treasury Bonds	3.000	05/15/2042	600,000	587,437
U.S. Treasury Notes	0.250	08/31/2014	600,000	600,305
U.S. Treasury Notes	2.375	08/31/2014	700,000	721,355
U.S. Treasury Notes	0.250	09/30/2014	5,000,000	5,002,540
U.S. Treasury Notes	0.250	02/28/2015	3,100,000	3,100,242
U.S. Treasury Notes	2.125	05/31/2015	1,500,000	1,559,649
U.S. Treasury Notes	1.875	06/30/2015	500,000	517,851
U.S. Treasury Notes	1.750	07/31/2015	300,000	310,195
U.S. Treasury Notes	1.250	08/31/2015	700,000	716,078
U.S. Treasury Notes	1.250	09/30/2015	500,000	511,758
U.S. Treasury Notes	1.250	10/31/2015	1,200,000	1,228,594
U.S. Treasury Notes	1.375	11/30/2015	700,000	719,359
U.S. Treasury Notes	2.000	01/31/2016	500,000	523,242
U.S. Treasury Notes	0.375	03/15/2016	1,000,000	1,000,625
U.S. Treasury Notes	2.625	04/30/2016	1,000,000	1,068,359
U.S. Treasury Notes	1.750	05/31/2016	300,000	312,750
U.S. Treasury Notes	1.000	08/31/2016	900,000	916,805
U.S. Treasury Notes	1.000	09/30/2016	1,100,000	1,120,539
U.S. Treasury Notes	3.125	10/31/2016	1,000,000	1,094,062
U.S. Treasury Notes	0.875	02/28/2017	1,250,000	1,266,015
U.S. Treasury Notes	3.125	04/30/2017	1,000,000	1,102,578
U.S. Treasury Notes	0.750	06/30/2017	1,700,000	1,709,828
U.S. Treasury Notes	0.625	09/30/2017	2,000,000	1,996,094
U.S. Treasury Notes	0.750	02/28/2018	500,000	499,883
U.S. Treasury Notes	2.875	03/31/2018	500,000	551,875

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (92.9%) (continued)
U.S. Government and Agency Obligations (37.8%) (continued)
U.S. Treasury Notes	1.375%	09/30/2018	$1,000,000	$1,026,875
U.S. Treasury Notes	2.750	02/15/2019	3,500,000	3,858,750
U.S. Treasury Notes	3.500	05/15/2020	750,000	866,016
U.S. Treasury Notes	2.625	08/15/2020	750,000	819,199
U.S. Treasury Notes	2.625	11/15/2020	1,000,000	1,090,703
U.S. Treasury Notes	3.125	05/15/2021	600,000	675,610
U.S. Treasury Notes	2.125	08/15/2021	1,600,000	1,672,000
U.S. Treasury Notes	2.000	02/15/2022	700,000	719,633
U.S. Treasury Notes	2.000	02/15/2023	600,000	607,594

Total U.S. government and agency obligations (cost: $48,520,415)				51,231,654

Mortgage-Backed and Asset-Backed Securities (31.3%)
Avis Budget Rental Car Funding (AESOP) LLC, Ser. 2011-5A, Cl. A, 144A(1)	3.270	02/20/2018	1,000,000	1,065,295
Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Cl. AAB	5.379	09/10/2047	495,379	518,108
Banc of America Commercial Mortgage, Inc., Ser. 2007-1, Cl. AAB	5.422	01/15/2049	755,810	785,768
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW13, Cl. A3	5.518	09/11/2041	873,301	881,753
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW14, Cl. A3	5.209	12/11/2038	600,000	601,880
Bear Stearns Commercial Mortgage Securities, Ser. 2006-T24, Cl. AAB	5.533	10/12/2041	425,613	432,305
CSFB Mortgage Securities Corp., Ser. 2005-C5, Cl. AAB(2)	5.100	08/15/2038	574,137	583,318
FHLMC CMO, Ser. 2009-3589, Cl. PA	4.500	09/15/2039	457,475	490,881
FHLMC Gold Pool #A11823	5.000	08/01/2033	34,832	37,814
FHLMC Gold Pool #A16641	5.500	12/01/2033	35,509	38,768
FHLMC Gold Pool #A27124	6.000	10/01/2034	13,500	14,941
FHLMC Gold Pool #A40159	5.500	11/01/2035	10,322	11,244
FHLMC Gold Pool #A40754	6.500	12/01/2035	201,110	229,892
FHLMC Gold Pool #A41968	5.500	01/01/2036	53,636	58,425
FHLMC Gold Pool #A43870	6.500	03/01/2036	22,279	25,333
FHLMC Gold Pool #A44969	6.500	04/01/2036	598,022	689,771
FHLMC Gold Pool #A45624	5.500	06/01/2035	9,285	10,114
FHLMC Gold Pool #A51101	6.000	07/01/2036	33,905	37,113
FHLMC Gold Pool #A56247	6.000	01/01/2037	356,619	390,358
FHLMC Gold Pool #A56634	5.000	01/01/2037	119,316	128,335
FHLMC Gold Pool #A56829	5.000	01/01/2037	26,607	28,619
FHLMC Gold Pool #A57135	5.500	02/01/2037	248,405	269,034
FHLMC Gold Pool #A58278	5.000	03/01/2037	204,937	220,426
FHLMC Gold Pool #A58965	5.500	04/01/2037	157,759	170,860
FHLMC Gold Pool #A71576	6.500	01/01/2038	337,961	378,449
FHLMC Gold Pool #A91064	4.500	02/01/2040	400,223	428,159
FHLMC Gold Pool #A93990	4.000	09/01/2040	467,958	497,405
FHLMC Gold Pool #B12969	4.500	03/01/2019	37,018	39,416
FHLMC Gold Pool #B19462	5.000	07/01/2020	97,299	104,794
FHLMC Gold Pool #C01086	7.500	11/01/2030	21,847	26,681

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (92.9%) (continued)
Mortgage-Backed and Asset-Backed Securities (31.3%) (continued)
FHLMC Gold Pool #C01271	6.500%	12/01/2031	$29,550	$34,235
FHLMC Gold Pool #C01302	6.500	11/01/2031	8,075	9,355
FHLMC Gold Pool #C01676	6.000	11/01/2033	527,418	589,017
FHLMC Gold Pool #C03478	4.500	06/01/2040	394,984	422,801
FHLMC Gold Pool #C14364	6.500	09/01/2028	16,002	18,766
FHLMC Gold Pool #C14872	6.500	09/01/2028	1,456	1,658
FHLMC Gold Pool #C20300	6.500	01/01/2029	13,176	15,452
FHLMC Gold Pool #C28221	6.500	06/01/2029	5,652	6,605
FHLMC Gold Pool #C35377	7.000	01/01/2030	1,693	2,012
FHLMC Gold Pool #C41636	8.000	08/01/2030	2,424	2,843
FHLMC Gold Pool #C56017	6.500	03/01/2031	139,865	159,244
FHLMC Gold Pool #C61802	5.500	12/01/2031	65,608	71,713
FHLMC Gold Pool #C64936	6.500	03/01/2032	15,611	18,001
FHLMC Gold Pool #C68790	6.500	07/01/2032	57,188	65,942
FHLMC Gold Pool #C74741	6.000	12/01/2032	77,743	86,823
FHLMC Gold Pool #C79460	5.500	05/01/2033	26,111	28,508
FHLMC Gold Pool #C79886	6.000	05/01/2033	431,576	481,981
FHLMC Gold Pool #E00957	6.000	02/01/2016	5,921	6,166
FHLMC Gold Pool #E01007	6.000	08/01/2016	6,146	6,505
FHLMC Gold Pool #E01085	5.500	12/01/2016	11,252	12,026
FHLMC Gold Pool #E01136	5.500	03/01/2017	31,678	33,899
FHLMC Gold Pool #E01216	5.500	10/01/2017	32,490	34,891
FHLMC Gold Pool #E01378	5.000	05/01/2018	75,897	81,299
FHLMC Gold Pool #E02735	3.500	10/01/2025	361,501	381,437
FHLMC Gold Pool #E77035	6.500	05/01/2014	2,760	2,844
FHLMC Gold Pool #E77962	6.500	07/01/2014	6,132	6,317
FHLMC Gold Pool #E78727	6.500	10/01/2014	283	291
FHLMC Gold Pool #E82543	6.500	03/01/2016	24,567	26,207
FHLMC Gold Pool #E85353	6.000	09/01/2016	17,174	18,281
FHLMC Gold Pool #E89823	5.500	05/01/2017	30,790	32,998
FHLMC Gold Pool #E91139	5.500	09/01/2017	127,192	136,313
FHLMC Gold Pool #E91646	5.500	10/01/2017	87,490	93,763
FHLMC Gold Pool #E92047	5.500	10/01/2017	51,156	54,825
FHLMC Gold Pool #E92196	5.500	11/01/2017	12,723	13,663
FHLMC Gold Pool #E95159	5.500	03/01/2018	80,957	86,762
FHLMC Gold Pool #E95734	5.000	03/01/2018	265,674	284,476
FHLMC Gold Pool #G01091	7.000	12/01/2029	13,378	15,902
FHLMC Gold Pool #G02060	6.500	01/01/2036	500,330	568,519
FHLMC Gold Pool #G08016	6.000	10/01/2034	608,639	673,638
FHLMC Gold Pool #G11753	5.000	08/01/2020	110,872	118,996
FHLMC Gold Pool #J01382	5.500	03/01/2021	206,497	222,079
FHLMC Gold Pool #J05930	5.500	03/01/2021	118,247	127,169
FHLMC Gold Pool #Q14998	3.500	01/01/2043	497,891	525,463
FNMA Pool #253798	6.000	05/01/2016	367	389
FNMA Pool #256883	6.000	09/01/2037	301,355	330,489
FNMA Pool #357269	5.500	09/01/2017	216,320	232,542
FNMA Pool #357637	6.000	11/01/2034	299,628	334,119
FNMA Pool #545929	6.500	08/01/2032	38,017	44,869

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (92.9%) (continued)
Mortgage-Backed and Asset-Backed Securities (31.3%) (continued)
FNMA Pool #555591	5.500%	07/01/2033	$146,253	$161,033
FNMA Pool #572020	6.000	04/01/2016	8,140	8,626
FNMA Pool #578974	6.000	05/01/2016	14,276	14,937
FNMA Pool #579170	6.000	04/01/2016	757	802
FNMA Pool #584953	7.500	06/01/2031	12,224	12,431
FNMA Pool #585097	6.000	05/01/2016	17,448	18,489
FNMA Pool #651220	6.500	07/01/2032	35,968	42,450
FNMA Pool #781776	6.000	10/01/2034	50,164	55,938
FNMA Pool #797509	4.500	03/01/2035	246,401	265,669
FNMA Pool #797536	4.500	04/01/2035	296,498	319,683
FNMA Pool #888120	5.000	10/01/2035	375,076	407,293
FNMA Pool #910446	6.500	01/01/2037	92,278	98,675
FNMA Pool #922224	5.500	12/01/2036	350,559	389,270
FNMA Pool #936760	5.500	06/01/2037	238,973	260,658
FNMA Pool #942956	6.000	09/01/2037	294,364	322,822
FNMA Pool #966587	5.500	01/01/2038	376,349	410,498
FNMA Pool #AA3263	5.000	02/01/2039	409,464	444,527
FNMA Pool #AB2155	4.000	01/01/2041	327,130	348,915
FNMA Pool #AB4295	3.500	01/01/2042	433,015	457,534
FNMA Pool #AB4490	3.000	02/01/2027	554,237	583,647
FNMA Pool #AC1607	4.500	08/01/2039	512,319	552,061
FNMA Pool #AD1662	5.000	03/01/2040	637,063	708,905
FNMA Pool #AD7078	4.500	06/01/2025	215,725	232,130
FNMA Pool #AE0216	4.000	08/01/2040	146,217	155,925
FNMA Pool #AE0949	4.000	02/01/2041	652,610	696,070
FNMA Pool #AE8406	3.500	11/01/2040	137,386	145,166
FNMA Pool #AH6920	4.500	04/01/2041	311,038	335,749
FNMA Pool #AI2408	4.000	05/01/2026	748,359	801,172
FNMA Pool #AI3402	5.000	05/01/2041	732,411	806,308
FNMA Pool #AI5868	4.500	07/01/2041	175,575	189,524
FNMA Pool #AJ6927	3.500	11/01/2041	181,719	192,009
FNMA Pool #AJ9199	4.000	01/01/2042	727,120	775,769
FNMA Pool #AK6980	2.500	03/01/2027	377,480	392,034
FNMA Pool #AO7151	3.000	08/01/2042	433,674	447,659
FNMA Pool #AP2658	3.500	08/01/2042	466,205	492,604
FNMA Pool #AP6380	3.500	09/01/2042	491,986	519,845
FNMA Pool #AQ1185	3.000	10/01/2042	981,064	1,012,701
FNMA Pool #AQ7447	2.500	01/01/2028	494,217	513,272
FNMA Pool #MA0533	4.000	10/01/2040	506,943	540,703
FNMA Pool #MA0967	4.500	12/01/2041	825,969	891,591
FNMA Pool #MA1027	3.500	04/01/2042	201,670	213,090
FNMA Pool #MA1103	3.500	07/01/2042	438,015	462,817
GNMA Pool #443216	8.000	07/15/2027	10,809	12,595
GNMA Pool #457453	7.500	10/15/2027	5,499	5,739
GNMA Pool #479743	7.500	11/15/2030	15,366	17,731
GNMA Pool #511723	7.500	10/15/2030	10,529	10,874
GNMA Pool #511778	7.500	11/15/2030	46,572	54,049
GNMA Pool #540356	7.000	05/15/2031	30,735	36,565

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (92.9%) (continued)
Mortgage-Backed and Asset-Backed Securities (31.3%) (continued)
GNMA Pool #542083	7.000%	01/15/2031	$7,290	$7,799
GNMA Pool #552466	6.500	03/15/2032	40,925	48,439
GNMA Pool #574395	6.000	01/15/2032	277,723	316,855
GNMA Pool #577653	6.000	08/15/2032	35,611	40,495
GNMA Pool #585467	6.000	08/15/2032	103,726	118,341
GNMA Pool #591025	6.500	10/15/2032	33,978	38,612
GNMA Pool #717081	4.500	05/15/2039	793,848	868,048
GNMA Pool #718832	5.500	09/15/2039	426,222	468,858
GNMA Pool #719238	4.000	07/15/2040	1,158,038	1,269,725
GNMA Pool #721035	4.000	12/15/2039	59,222	64,619
GNMA Pool #723622	4.500	01/15/2040	179,774	197,251
GNMA Pool #728451	5.000	12/15/2039	306,852	339,896
GNMA Pool #729037	5.000	02/15/2040	530,990	582,363
GNMA Pool #737644	4.500	11/15/2040	405,284	451,145
GNMA Pool #738425	4.500	06/15/2041	213,080	232,996
GNMA Pool #738519	4.500	07/15/2041	160,970	176,015
GNMA Pool #760376	5.000	09/15/2041	36,623	39,835
GNMA Pool #762133	4.500	04/15/2041	221,209	241,886
GNMA Pool #773114	4.000	09/15/2041	208,762	227,721
GNMA Pool #778792	3.500	01/15/2042	227,197	244,635
GNMA Pool #779240	3.500	05/15/2042	233,030	250,915
GNMA Pool #782563	5.000	02/15/2039	192,746	210,069
GNMA Pool #796303	3.500	09/15/2042	496,807	534,937
GNMA Pool #AA2972	3.000	08/15/2042	490,705	513,676
GNMA Pool #AA6098	3.500	02/15/2043	499,214	539,089
GNMA Pool #AA7865	3.500	06/15/2042	219,569	236,421
Hertz Vehicle Financing LLC, Ser. 2011-1A, Cl. A2, 144A(1)	3.290	03/25/2018	1,000,000	1,072,271
Morgan Stanley Capital I, Ser. 2006-IQ12, Cl. AAB	5.325	12/15/2043	471,493	475,995
Small Business Administration, Ser. 2006-10A, Cl. 1	5.524	03/10/2016	218,661	234,077
Small Business Administration Participation Certificates, Ser. 2006-20C, Cl. 1	5.570	03/01/2026	418,705	479,657
TIAA Seasoned Commercial Mortgage Trust, Ser. 2007-C4, Cl. A3(2)	5.539	08/15/2039	304,212	319,116

Total mortgage-backed and asset-backed securities (cost: $40,508,834)				42,397,663

Corporate Obligations (23.8%)
Aerospace/Defense (0.7%)
Triumph Group, Inc., Sr. Notes, 144A(1)	4.875	04/01/2021	1,000,000	1,010,000

Banks (4.7%)
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300	01/11/2023	1,000,000	986,059
Discover Bank, Sr. Unsec’d. Notes	2.000	02/21/2018	1,000,000	1,003,006
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.375	01/22/2018	1,000,000	1,013,632
JPMorgan Chase & Co., Ser. 1, Jr. Sub. Notes(2)	7.900	04/29/2049	1,000,000	1,148,829
PNC Financial Services Group, Inc., Jr. Sub. Notes(2)	6.750	12/31/2049	1,000,000	1,143,737
Union Bank NA, Sub. Notes, MTN	5.950	05/11/2016	1,000,000	1,131,129
				6,426,392

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (92.9%) (continued)
Corporate Obligations (23.8%) (continued)
Chemicals (0.9%)
Dow Chemical Co. (The), Sr. Unsec’d. Notes	7.375%	03/01/2023	$1,000,000	$1,252,508

Commercial Services (0.4%)
ERAC USA Finance LLC, Gtd. Notes, 144A(1)	3.300	10/15/2022	500,000	503,707

Computers (0.7%)
International Business Machines Corp., Sr. Unsec’d. Notes	1.250	02/06/2017	1,000,000	1,009,963

Diversified Financial Services (1.5%)
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207	04/15/2016	1,000,000	1,064,514
Unison Ground Lease Funding LLC, Unsec’d. Notes, 144A(1)	5.780	03/16/2020	1,000,000	1,000,000
				2,064,514

Electric (3.6%)
CMS Energy Corp., Sr. Unsec’d. Notes	6.250	02/01/2020	1,000,000	1,219,332
Great Plains Energy, Inc., Sr. Unsec’d. Notes	5.292	06/15/2022	1,000,000	1,134,896
NV Energy, Inc., Sr. Unsec’d. Notes	6.250	11/15/2020	1,083,000	1,308,001
Puget Energy, Inc., Sr. Sec’d. Notes	6.000	09/01/2021	1,000,000	1,136,519
				4,798,748
Food (0.7%)
ConAgra Foods, Inc., Sr. Unsec’d. Notes	1.900	01/25/2018	1,000,000	1,009,886

Home Builders (0.8%)
Lennar Corp., Gtd. Notes	6.950	06/01/2018	1,000,000	1,125,000

Insurance (0.8%)
Metropolitan Life Global Funding I, Sec’d. Notes, 144A(1)	3.000	01/10/2023	1,000,000	1,001,741

Media (1.4%)
Comcast Corp., Gtd. Notes	4.250	01/15/2033	1,000,000	1,006,618
Time Warner Cable, Inc., Gtd. Notes	4.500	09/15/2042	1,000,000	909,025
				1,915,643
Miscellaneous Manufacturing (1.2%)
Eaton Corp., Gtd. Notes, 144A(1)	4.000	11/02/2032	1,000,000	998,632
GE Capital Trust I, Gtd. Notes(2)	6.375	11/15/2067	600,000	636,000
				1,634,632
Oil & Gas (2.2%)
Continental Resources, Inc., Gtd. Notes	5.000	09/15/2022	1,000,000	1,062,500
Union Pacific Resources Group, Inc., Sr. Unsec’d. Notes	7.050	05/15/2018	600,000	691,826
Valero Energy Corp., Gtd. Notes	6.625	06/15/2037	1,000,000	1,218,494
				2,972,820
Pharmaceuticals (0.4%)
Zoetis, Inc., Sr. Unsec’d. Notes, 144A(1)	1.875	02/01/2018	500,000	503,223

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (92.9%) (continued)
Corporate Obligations (23.8%) (continued)
Pipelines (0.7%)
Energy Transfer Partners LP, Sr. Unsec’d. Notes	5.150%	02/01/2043	$1,000,000	$984,915

Real Estate Investment Trusts (0.7%)
Camden Property Trust, Sr. Unsec’d. Notes	2.950	12/15/2022	1,000,000	976,891

Retail (0.9%)
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.250	09/01/2035	1,000,000	1,173,991

Telecommunications (0.7%)
AT&T, Inc., Sr. Unsec’d. Notes	2.625	12/01/2022	1,000,000	965,546

Trucking & Leasing (0.8%)
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A(1)	4.625	01/31/2018	1,000,000	1,031,679

Total corporate obligations (cost: $31,284,630)				32,361,799

Total long-term notes and bonds (cost: $120,313,879)				125,991,116

Short-Term Notes and Bonds (3.7%)
U.S. Government and Agency Obligations (3.7%)
Fannie Mae Discount Note	4.375	07/17/2013	1,000,000	1,012,604
U.S. Treasury Notes	0.750	08/15/2013	1,000,000	1,002,344
U.S. Treasury Notes	0.750	09/15/2013	1,000,000	1,002,852
U.S. Treasury Notes	0.500	11/15/2013	500,000	501,133
U.S. Treasury Notes	0.250	02/28/2014	1,500,000	1,501,230

Total U.S. government and agency obligations (cost: $5,005,372)				5,020,163

Mortgage-Backed and Asset-Backed Securities (0.0%)
FHLMC Gold Pool #E00543	6.000	04/01/2013	71	73
FHLMC Gold Pool #G10817	6.000	06/01/2013	192	194
FHLMC Gold Pool #E71048	6.000	07/01/2013	13	14
FHLMC Gold Pool #E00565	6.000	08/01/2013	500	503
FHLMC Gold Pool #E74118	5.500	01/01/2014	3,938	4,191

Total mortgage-backed and asset-backed securities (cost: $4,724)				4,975

Total short-term notes and bonds (cost: $5,010,096)				5,025,138

Shares
Money Market Mutual Fund (1.5%)
BlackRock Liquidity TempFund Portfolio, 0.09%(3)	2,075,000	2,075,000

Description	Value
Money Market Mutual Fund (1.5%) (continued)
Total money market mutual fund (cost: $2,075,000)	$2,075,000

Total investments(4) (98.8%) (cost: $128,398,975)	134,096,054
Other assets in excess of liabilities (1.2%)	1,577,937
Net assets (100.0%)	$135,673,991

The following abbreviations are used in the portfolio descriptions:

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

LLC — Limited Liability Corporation

LP — Limited Partnership

MTN — Medium Term Note

(1)   Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.  Unless otherwise noted, Series 144A securities are deemed to be liquid.

(2)   Indicates a variable rate security.  The interest rate shown reflects the rate in effect at March 31, 2013.

(3)   The rate shown reflects the seven day yield as of March 31, 2013.

(4)   The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation (depreciation) as of March 31, 2013. See table below.

			Total Net
			Unrealized
Federal Tax Basis	Appreciation	Depreciation	Appreciation
$128,403,981	$5,990,589	$(298,516)	$5,692,073

Various inputs are used in determining the value of the Portfolio’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities*
Preferred Stock	$1,004,800	$—	$—	$1,004,800
U.S. Government and Agency Obligations	—	56,251,817	—	56,251,817
Mortgage-Backed and Asset-Backed Securities	—	42,402,638	—	42,402,638
Corporate Obligations	—	32,361,799	—	32,361,799
Money Market Mutual Fund	2,075,000	—	—	2,075,000
Total	$3,079,800	$131,016,254	$—	$134,096,054

It is the Investment Grade Bond Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ended March 31, 2013, there have been no changes in the valuation methodologies and the Investment Grade Bond Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

*Refer to Schedule of Investments for industry classifications.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

ASSET DIRECTOR PORTFOLIO

March 31, 2013 (unaudited)

Description	Shares	Value
Preferred Stock (0.3%)
Banks (0.3%)
SunTrust Banks, Inc.	40,000	$1,004,800
Total preferred stock (cost: $1,000,000)		1,004,800

Common Stocks (54.8%)
Aerospace & Defense (1.4%)
General Dynamics Corp.	27,900	1,967,229
Precision Castparts Corp.	12,400	2,351,288
		4,318,517
Agriculture (1.3%)
Archer-Daniels-Midland Co.	123,300	4,158,909

Apparel (2.4%)
Columbia Sportswear Co.	44,300	2,564,084
Wolverine World Wide, Inc.	115,350	5,118,079
		7,682,163
Auto Parts and Equipment (1.7%)
Magna International, Inc.	93,800	5,506,060

Banks (6.1%)
Bank of Hawaii Corp.	56,000	2,845,360
Bank of New York Mellon Corp. (The)	112,600	3,151,674
Citigroup, Inc.	23,252	1,028,669
JPMorgan Chase & Co.	68,440	3,248,162
Northern Trust Corp.	70,200	3,830,112
U.S. Bancorp	156,500	5,310,045
		19,414,022
Beverages (1.5%)
Coca-Cola Co. (The)	117,000	4,731,480

Biotechnology (1.0%)
Amgen, Inc.	31,700	3,249,567

Commercial Services (0.5%)
Robert Half International, Inc.	45,000	1,688,850

Diversified Financial Services (0.4%)
Investment Technology Group, Inc.(1)	80,400	887,616
Janus Capital Group, Inc.	50,700	476,580
		1,364,196
Electronics (0.9%)
FLIR Systems, Inc.	107,300	2,790,873

Food (1.3%)
Fresh Del Monte Produce, Inc.	26,900	725,762
Sysco Corp.	99,100	3,485,347
		4,211,109

Description	Shares	Value
Common Stocks (54.8%) (continued)
Healthcare Products (3.8%)
Baxter International, Inc.	68,400	$4,968,576
Medtronic, Inc.	91,700	4,306,232
Zimmer Holdings, Inc.	38,200	2,873,404
		12,148,212
Insurance (0.1%)
Aegon NV	28,586	171,802

Iron/Steel (1.7%)
Nucor Corp.	116,500	5,376,475

Machinery-Diversified (0.8%)
Cummins, Inc.	22,000	2,547,820

Mining (0.3%)
Alcoa, Inc.	95,200	811,104

Miscellaneous Manufacturing (5.5%)
Carlisle Cos., Inc.	78,600	5,328,294
Crane Co.	54,300	3,033,198
General Electric Co.	201,400	4,656,368
Illinois Tool Works, Inc.	72,200	4,399,868
		17,417,728
Oil & Gas (7.6%)
ConocoPhillips	78,600	4,723,860
Exxon Mobil Corp.	45,100	4,063,961
Phillips 66	39,300	2,749,821
Royal Dutch Shell PLC ADR	75,350	4,909,806
Tidewater, Inc.	85,250	4,305,125
Valero Energy Corp.	78,400	3,566,416
		24,318,989
Pharmaceuticals (5.5%)
Johnson & Johnson	58,200	4,745,046
McKesson Corp.	48,300	5,214,468
Merck & Co., Inc.	68,400	3,025,332
Pfizer, Inc.	150,900	4,354,974
		17,339,820
Retail (1.6%)
Bed Bath & Beyond, Inc.(1)	23,900	1,539,638
Home Depot, Inc. (The)	19,500	1,360,710
Kohl’s Corp.	43,700	2,015,881
		4,916,229
Semiconductors (3.4%)
Applied Materials, Inc.	154,000	2,075,920
Intel Corp.	161,000	3,517,850
Microchip Technology, Inc.	21,400	786,664
QUALCOMM, Inc.	42,200	2,825,290
Texas Instruments, Inc.	45,300	1,607,244
		10,812,968

Description	Shares	Value
Common Stocks (54.8%) (continued)
Software (1.9%)
Adobe Systems, Inc.(1)	58,900	$2,562,739
Autodesk, Inc.(1)	22,000	907,280
Oracle Corp.	80,900	2,616,306
		6,086,325
Telecommunications (1.4%)
Cisco Systems, Inc.	217,400	4,545,834

Toys/Games/Hobbies (0.8%)
Mattel, Inc.	59,800	2,618,642

Transportation (1.9%)
Norfolk Southern Corp.	30,300	2,335,524
Werner Enterprises, Inc.	157,500	3,802,050
		6,137,574

Total common stocks (cost: $129,416,774)		174,365,268

	Interest Rate	Maturity Date	Principal Amount
Long-Term Notes and Bonds (35.1%)
U.S. Government and Agency Obligations (14.7%)
Federal Farm Credit Bank	2.625%	04/17/2014	$1,000,000	1,025,460
Federal Farm Credit Bank	1.850	04/20/2020	1,000,000	1,017,693
Federal Home Loan Banks	2.500	06/13/2014	1,000,000	1,027,441
Federal Home Loan Banks	4.875	09/08/2017	500,000	588,201
FHLMC	3.750	03/27/2019	750,000	859,877
U.S. Treasury Bonds	6.000	02/15/2026	400,000	569,375
U.S. Treasury Bonds	5.250	11/15/2028	300,000	406,406
U.S. Treasury Bonds	5.375	02/15/2031	325,000	452,106
U.S. Treasury Bonds	4.500	02/15/2036	250,000	317,539
U.S. Treasury Bonds	3.500	02/15/2039	600,000	652,406
U.S. Treasury Bonds	4.250	05/15/2039	300,000	368,672
U.S. Treasury Bonds	4.375	11/15/2039	550,000	689,219
U.S. Treasury Bonds	3.875	08/15/2040	100,000	115,672
U.S. Treasury Bonds	4.375	05/15/2041	550,000	689,992
U.S. Treasury Bonds	3.750	08/15/2041	500,000	565,469
U.S. Treasury Bonds	3.125	02/15/2042	500,000	502,500
U.S. Treasury Bonds	3.000	05/15/2042	500,000	489,531
U.S. Treasury Notes	0.250	05/31/2014	1,000,000	1,000,703
U.S. Treasury Notes	2.250	05/31/2014	1,400,000	1,433,468
U.S. Treasury Notes	0.250	06/30/2014	1,500,000	1,501,055
U.S. Treasury Notes	0.250	08/31/2014	2,000,000	2,001,016
U.S. Treasury Notes	0.250	09/30/2014	1,000,000	1,000,508
U.S. Treasury Notes	0.500	10/15/2014	950,000	954,008
U.S. Treasury Notes	2.125	11/30/2014	200,000	206,266
U.S. Treasury Notes	2.500	03/31/2015	800,000	835,813
U.S. Treasury Notes	0.375	04/15/2015	1,000,000	1,002,188
U.S. Treasury Notes	0.250	05/15/2015	1,000,000	999,531
U.S. Treasury Notes	1.875	06/30/2015	700,000	724,992
U.S. Treasury Notes	1.750	07/31/2015	500,000	516,992

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (35.1%) (continued)
U.S. Government and Agency Obligations (14.7%) (continued)
U.S. Treasury Notes	1.250%	08/31/2015	$1,000,000	$1,022,969
U.S. Treasury Notes	0.250	09/15/2015	2,000,000	1,997,188
U.S. Treasury Notes	2.000	01/31/2016	500,000	523,242
U.S. Treasury Notes	0.375	02/15/2016	2,000,000	2,001,250
U.S. Treasury Notes	2.125	02/29/2016	500,000	525,625
U.S. Treasury Notes	1.500	06/30/2016	500,000	517,539
U.S. Treasury Notes	3.250	07/31/2016	125,000	136,709
U.S. Treasury Notes	1.000	09/30/2016	600,000	611,203
U.S. Treasury Notes	1.000	10/31/2016	750,000	763,887
U.S. Treasury Notes	4.625	02/15/2017	500,000	578,359
U.S. Treasury Notes	0.875	04/30/2017	1,500,000	1,517,929
U.S. Treasury Notes	3.125	04/30/2017	250,000	275,644
U.S. Treasury Notes	0.625	05/31/2017	1,500,000	1,501,875
U.S. Treasury Notes	0.625	09/30/2017	600,000	598,828
U.S. Treasury Notes	1.875	10/31/2017	500,000	526,875
U.S. Treasury Notes	0.750	02/28/2018	1,750,000	1,749,591
U.S. Treasury Notes	2.375	06/30/2018	700,000	755,782
U.S. Treasury Notes	1.750	10/31/2018	550,000	575,653
U.S. Treasury Notes	2.750	02/15/2019	1,000,000	1,102,500
U.S. Treasury Notes	3.125	05/15/2019	750,000	844,921
U.S. Treasury Notes	1.125	05/31/2019	500,000	502,539
U.S. Treasury Notes	3.375	11/15/2019	600,000	686,813
U.S. Treasury Notes	1.250	02/29/2020	750,000	751,172
U.S. Treasury Notes	2.625	08/15/2020	250,000	273,066
U.S. Treasury Notes	3.125	05/15/2021	1,300,000	1,463,821
U.S. Treasury Notes	2.125	08/15/2021	800,000	836,000
U.S. Treasury Notes	2.000	02/15/2022	1,000,000	1,028,047
U.S. Treasury Notes	1.750	05/15/2022	500,000	501,446
Total U.S. government and agency obligations (cost: $44,697,378)				46,684,572

Mortgage-Backed and Asset-Backed Securities (11.1%)
Avis Budget Rental Car Funding (AESOP) LLC, Ser. 2011-5A, Cl. A, 144A(2)	3.270	02/20/2018	1,000,000	1,065,295
Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Cl. AAB	5.379	09/10/2047	275,211	287,838
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW13, Cl. A3	5.518	09/11/2041	615,677	621,635
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW14, Cl. A3	5.209	12/11/2038	400,000	401,254
Bear Stearns Commercial Mortgage Securities, Ser. 2006-T24, Cl. AAB	5.533	10/12/2041	348,229	353,704
CSFB Mortgage Securities Corp., Ser. 2005-C5, Cl. AAB(3)	5.100	08/15/2038	382,758	388,879
Federal Home Loan Banks	4.625	06/12/2015	1,000,000	1,091,891
FHLMC CMO, Ser. 2009-3589, Cl. PA	4.500	09/15/2039	457,475	490,881
FHLMC Gold Pool #A11823	5.000	08/01/2033	158,378	171,933
FHLMC Gold Pool #A14499	6.000	10/01/2033	36,879	41,186
FHLMC Gold Pool #A16641	5.500	12/01/2033	106,526	116,304
FHLMC Gold Pool #A42106	6.500	01/01/2036	160,235	173,639
FHLMC Gold Pool #A42908	6.000	02/01/2036	24,567	26,892
FHLMC Gold Pool #A51101	6.000	07/01/2036	44,645	48,869

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (35.1%) (continued)
Mortgage-Backed and Asset-Backed Securities (11.1%) (continued)
FHLMC Gold Pool #A56247	6.000%	01/01/2037	$213,972	$234,215
FHLMC Gold Pool #A58278	5.000	03/01/2037	105,900	113,904
FHLMC Gold Pool #A58965	5.500	04/01/2037	157,759	170,860
FHLMC Gold Pool #A71576	6.500	01/01/2038	166,458	186,401
FHLMC Gold Pool #A91064	4.500	02/01/2040	800,445	856,318
FHLMC Gold Pool #B12969	4.500	03/01/2019	111,052	118,249
FHLMC Gold Pool #B19462	5.000	07/01/2020	48,650	52,397
FHLMC Gold Pool #C01086	7.500	11/01/2030	4,750	5,800
FHLMC Gold Pool #C01271	6.500	12/01/2031	12,313	14,265
FHLMC Gold Pool #C01302	6.500	11/01/2031	4,750	5,503
FHLMC Gold Pool #C01676	6.000	11/01/2033	34,415	38,434
FHLMC Gold Pool #C03478	4.500	06/01/2040	789,967	845,602
FHLMC Gold Pool #C14872	6.500	09/01/2028	5,450	6,205
FHLMC Gold Pool #C20853	6.000	01/01/2029	115,069	127,586
FHLMC Gold Pool #C56017	6.500	03/01/2031	111,926	127,434
FHLMC Gold Pool #C61802	5.500	12/01/2031	15,589	17,040
FHLMC Gold Pool #C65255	6.500	03/01/2032	10,226	11,791
FHLMC Gold Pool #C68790	6.500	07/01/2032	19,063	21,981
FHLMC Gold Pool #C74741	6.000	12/01/2032	22,866	25,536
FHLMC Gold Pool #C79886	6.000	05/01/2033	125,297	139,930
FHLMC Gold Pool #E00878	6.500	07/01/2015	3,969	4,110
FHLMC Gold Pool #E01007	6.000	08/01/2016	6,146	6,505
FHLMC Gold Pool #E02735	3.500	10/01/2025	361,501	381,437
FHLMC Gold Pool #E77962	6.500	07/01/2014	2,299	2,369
FHLMC Gold Pool #E85353	6.000	09/01/2016	17,174	18,281
FHLMC Gold Pool #E95159	5.500	03/01/2018	30,359	32,536
FHLMC Gold Pool #E95734	5.000	03/01/2018	103,678	111,015
FHLMC Gold Pool #G01477	6.000	12/01/2032	130,542	145,848
FHLMC Gold Pool #G01727	6.000	08/01/2034	332,826	371,698
FHLMC Gold Pool #G02060	6.500	01/01/2036	300,198	341,111
FHLMC Gold Pool #G08016	6.000	10/01/2034	304,320	336,819
FHLMC Gold Pool #G08087	6.000	10/01/2035	76,764	84,770
FHLMC Gold Pool #G11753	5.000	08/01/2020	110,872	118,996
FHLMC Gold Pool #G18376	4.000	01/01/2026	298,023	317,112
FHLMC Gold Pool #J05930	5.500	03/01/2021	59,123	63,585
FHLMC Gold Pool #Q14998	3.500	01/01/2043	497,891	525,463
FNMA Pool #357269	5.500	09/01/2017	49,164	52,850
FNMA Pool #357637	6.000	11/01/2034	55,228	61,585
FNMA Pool #545929	6.500	08/01/2032	17,742	20,939
FNMA Pool #555591	5.500	07/01/2033	42,461	46,751
FNMA Pool #574922	6.000	04/01/2016	704	746
FNMA Pool #579170	6.000	04/01/2016	1,061	1,125
FNMA Pool #584953	7.500	06/01/2031	5,433	5,525
FNMA Pool #651220	6.500	07/01/2032	7,194	8,490
FNMA Pool #725793	5.500	09/01/2019	261,667	286,523
FNMA Pool #890258	3.000	12/01/2025	576,679	606,738
FNMA Pool #910446	6.500	01/01/2037	47,664	50,968
FNMA Pool #914468	5.500	04/01/2037	337,280	367,885
FNMA Pool #915258	5.500	04/01/2037	366,192	399,420
FNMA Pool #922224	5.500	12/01/2036	269,661	299,439

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (35.1%) (continued)
Mortgage-Backed and Asset-Backed Securities (11.1%) (continued)
FNMA Pool #936760	5.500%	06/01/2037	$238,973	$260,658
FNMA Pool #942956	6.000	09/01/2037	147,182	161,411
FNMA Pool #945882	6.000	08/01/2037	147,132	161,356
FNMA Pool #AA2238	4.000	05/01/2024	148,907	159,415
FNMA Pool #AA3263	5.000	02/01/2039	409,464	444,528
FNMA Pool #AB4295	3.500	01/01/2042	433,015	457,534
FNMA Pool #AB4490	3.000	02/01/2027	27,853	29,331
FNMA Pool #AC8326	5.000	07/01/2040	740,113	812,937
FNMA Pool #AD0311	5.000	05/01/2038	618,647	671,854
FNMA Pool #AD1662	5.000	03/01/2040	637,063	708,905
FNMA Pool #AD7078	4.500	06/01/2025	215,725	232,130
FNMA Pool #AE0216	4.000	08/01/2040	146,217	155,925
FNMA Pool #AE0949	4.000	02/01/2041	652,610	696,070
FNMA Pool #AE2575	4.000	09/01/2040	464,318	495,239
FNMA Pool #AH5013	4.500	02/01/2041	471,396	526,820
FNMA Pool #AH6228	4.500	03/01/2041	552,223	617,150
FNMA Pool #AH8003	3.500	03/01/2041	157,455	166,371
FNMA Pool #AH9170	4.500	05/01/2041	626,627	680,719
FNMA Pool #AI5868	4.500	07/01/2041	175,575	189,524
FNMA Pool #AJ1954	4.000	10/01/2041	296,962	316,831
FNMA Pool #AJ6927	3.500	11/01/2041	181,719	192,009
FNMA Pool #AJ7717	3.000	12/01/2026	211,135	222,206
FNMA Pool #AK0685	4.000	01/01/2042	421,237	452,354
FNMA Pool #AK6980	2.500	03/01/2027	377,480	392,034
FNMA Pool #AO7151	3.000	08/01/2042	433,674	447,659
FNMA Pool #AP2658	3.500	08/01/2042	466,205	492,604
FNMA Pool #AQ1185	3.000	10/01/2042	490,532	506,350
FNMA Pool #AQ7447	2.500	01/01/2028	494,217	513,272
FNMA Pool #MA0699	4.000	04/01/2041	352,831	376,327
FNMA Pool #MA1027	3.500	04/01/2042	201,670	213,090
FNMA Pool #MA1103	3.500	07/01/2042	438,015	462,817
GNMA CMO, Ser. 2010-22, Cl. AD	3.633	10/16/2039	976,463	1,017,355
GNMA Pool #424578	6.500	04/15/2026	59,259	68,988
GNMA Pool #431962	6.500	05/15/2026	6,381	7,429
GNMA Pool #436741	7.500	01/15/2027	10,610	12,284
GNMA Pool #443216	8.000	07/15/2027	5,654	6,588
GNMA Pool #479743	7.500	11/15/2030	15,366	17,731
GNMA Pool #511778	7.500	11/15/2030	18,224	21,150
GNMA Pool #515965	4.000	11/15/2041	388,074	423,319
GNMA Pool #542083	7.000	01/15/2031	36,447	38,994
GNMA Pool #552466	6.500	03/15/2032	19,099	22,605
GNMA Pool #555179	7.000	12/15/2031	7,245	8,619
GNMA Pool #574395	6.000	01/15/2032	27,228	31,065
GNMA Pool #690843	5.000	05/15/2038	224,711	244,416
GNMA Pool #718832	5.500	09/15/2039	339,704	373,685
GNMA Pool #727811	4.500	07/15/2040	637,623	699,611
GNMA Pool #729037	5.000	02/15/2040	530,990	582,363
GNMA Pool #737644	4.500	11/15/2040	405,284	451,145
GNMA Pool #738425	4.500	06/15/2041	106,540	116,498
GNMA Pool #739222	4.000	07/15/2040	320,689	351,618

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (35.1%) (continued)
Mortgage-Backed and Asset-Backed Securities (11.1%) (continued)
GNMA Pool #741125	4.000%	07/15/2040	$49,471	$54,243
GNMA Pool #741151	4.500	09/15/2040	273,599	300,197
GNMA Pool #741682	4.000	07/15/2041	220,021	240,003
GNMA Pool #741872	4.000	05/15/2040	311,402	341,436
GNMA Pool #762133	4.500	04/15/2041	221,209	241,885
GNMA Pool #778792	3.500	01/15/2042	227,197	244,635
GNMA Pool #782563	5.000	02/15/2039	192,746	210,069
GNMA Pool #796303	3.500	09/15/2042	496,807	534,937
GNMA Pool #AA2972	3.000	08/15/2042	490,705	513,676
GNMA Pool #AA7865	3.500	06/15/2042	219,569	236,421
Hertz Vehicle Financing LLC, Ser. 2011-1A, Cl. A2, 144A(2)	3.290	03/25/2018	1,000,000	1,072,271
Morgan Stanley Capital I, Ser. 2006-IQ12, Cl. AAB	5.325	12/15/2043	253,881	256,305
Small Business Administration, Ser. 2006-10A, Cl. 1	5.524	03/10/2016	109,330	117,039
Small Business Administration Participation Certificates, Ser. 2006-20C, Cl. 1	5.570	03/01/2026	209,353	239,828
TIAA Seasoned Commercial Mortgage Trust, Ser. 2007-C4, Cl. A3(3)	5.539	08/15/2039	564,966	592,643

Total mortgage-backed and asset-backed securities (cost: $33,954,456)				35,376,771

Corporate Obligations (9.3%)
Aerospace & Defense (0.3%)
Triumph Group, Inc., Sr. Notes, 144A(2)	4.875	04/01/2021	1,000,000	1,010,000

Banks (2.0%)
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300	01/11/2023	1,000,000	986,059
Citigroup, Inc., Sr. Unsec’d. Notes	4.750	05/19/2015	2,000	2,145
Discover Bank, Sr. Unsec’d. Notes	2.000	02/21/2018	1,000,000	1,003,006
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.375	01/22/2018	1,000,000	1,013,632
JPMorgan Chase & Co., Ser. 1, Jr. Sub. Notes(3)	7.900	04/29/2049	1,000,000	1,148,829
PNC Financial Services Group, Inc., Jr. Sub. Notes(2)	6.750	12/31/2049	1,000,000	1,143,737
Union Bank NA, Sub. Notes, MTN	5.950	05/11/2016	1,000,000	1,131,129
				6,428,537
Chemicals (0.3%)
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.375	11/15/2042	1,000,000	959,077

Commercial Services (0.2%)
ERAC USA Finance LLC, Gtd. Notes, 144A(2)	3.300	10/15/2022	500,000	503,708

Diversified Financial Services (0.7%)
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207	04/15/2016	1,000,000	1,064,514
Unison Ground Lease Funding LLC, Unsec’d. Notes, 144A(2)	5.780	03/16/2020	1,000,000	1,000,000
				2,064,514

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (35.1%) (continued)
Corporate Obligations (9.3%) (continued)
Electric (1.5%)
CMS Energy Corp., Sr. Unsec’d. Notes	6.250%	02/01/2020	$1,000,000	$1,219,332
Great Plains Energy, Inc., Sr. Unsec’d. Notes	5.292	06/15/2022	1,000,000	1,134,896
NV Energy, Inc., Sr. Unsec’d. Notes	6.250	11/15/2020	1,083,000	1,308,001
Puget Energy, Inc., Sr. Sec’d. Notes	6.000	09/01/2021	1,000,000	1,136,519
				4,798,748
Food (0.3%)
ConAgra Foods, Inc., Sr. Unsec’d. Notes	1.900	01/25/2018	1,000,000	1,009,886

Healthcare Products (0.1%)
Hospira, Inc., Sr. Unsec’d. Notes	5.900	06/15/2014	300,000	316,980

Home Builders (0.4%)
Lennar Corp., Gtd. Notes	6.950	06/01/2018	1,000,000	1,125,000

Insurance (0.3%)
Metropolitan Life Global Funding I, Sec’d. Notes, 144A(2)	3.000	01/10/2023	1,000,000	1,001,741

Media (0.6%)
Comcast Corp., Gtd. Notes	4.250	01/15/2033	1,000,000	1,006,618
Time Warner Cable, Inc., Gtd. Notes	4.500	09/15/2042	1,000,000	909,025
				1,915,643
Miscellaneous Manufacturing (0.4%)
Eaton Corp., Gtd. Notes, 144A(2)	4.000	11/02/2032	1,000,000	998,632
GE Capital Trust I, Gtd. Notes(3)	6.375	11/15/2067	400,000	424,000
				1,422,632
Oil & Gas (0.8%)
Continental Resources, Inc., Gtd. Notes	5.000	09/15/2022	1,000,000	1,062,500
Union Pacific Resources Group, Inc., Sr. Unsec’d. Notes	7.050	05/15/2018	250,000	288,261
Valero Energy Corp., Gtd. Notes	6.625	06/15/2037	1,000,000	1,218,494
				2,569,255
Pharmaceuticals (0.2%)
Zoetis, Inc., Sr. Unsec’d. Notes, 144A(2)	1.875	02/01/2018	500,000	503,223

Pipelines (0.3%)
Energy Transfer Partners LP, Sr. Unsec’d. Notes	5.150	02/01/2043	1,000,000	984,915

Real Estate Investment Trusts (0.3%)
Camden Property Trust, Sr. Unsec’d. Notes	2.950	12/15/2022	1,000,000	976,891

Telecommunications (0.3%)
AT&T, Inc., Sr. Unsec’d. Notes	2.625	12/01/2022	1,000,000	965,546

Trucking & Leasing (0.3%)
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A(2)	4.625	01/31/2018	1,000,000	1,031,679

Total corporate obligations (cost: $28,688,190)				29,587,975

Total long-term notes and bonds (cost: $107,340,024)				111,649,318

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Notes and Bonds (1.4%)
U.S. Government and Agency Obligations (0.8%)
FNMA	4.000%	04/15/2013	$380,000	$380,653
FNMA	1.300	03/17/2014	1,000,000	1,009,875
U.S. Treasury Notes	0.500	11/15/2013	750,000	751,699
U.S. Treasury Notes	4.000	02/15/2014	250,000	258,379

Total U.S. government and agency obligations (cost: $2,386,715)				2,400,606

Commercial Paper(4) (0.6%)
Air Freight & Logistics (0.6%)
United Parcel Service, Inc.	0.030	04/03/2013	2,000,000	1,999,980

Total commercial paper (cost: $1,999,997)				1,999,980

Mortgage-Backed and Asset-Backed Securities (0.0%)
FHLMC Gold Pool #E00543	6.000	04/01/2013	48	49

Total mortgage-backed and asset-backed securities (cost: $48)				49

Total short-term notes and bonds (cost: $4,386,760)				4,400,635

	Shares
Exchange-Traded Funds (3.9%)
iShares Russell Midcap Growth Index Fund	59,200	4,136,304
iShares S&P 500 Growth Index Fund	47,800	3,937,764
iShares S&P Midcap 400 Growth Index Fund	27,000	3,459,780
iShares S&P Smallcap 600 Growth Index Fund	10,700	1,004,623

Total exchange-traded funds (cost: $7,159,297)		12,538,471

Money Market Mutual Fund (2.1%)
BlackRock Liquidity TempFund Portfolio, 0.09%(5)	6,700,000	6,700,000

Total money market mutual fund (cost: $6,700,000)		6,700,000

Mutual Fund (1.9%)
Vanguard Growth Index Fund	159,200	5,885,624

Total mutual fund (cost: $5,030,720)		5,885,624

Total investments(6) (99.5%) (cost: $261,033,575)		316,544,116
Other assets in excess of liabilities (0.5%)		1,749,706
Net assets (100.0%)		$318,293,822

The following abbreviations are used in the portfolio descriptions:

ADR — American Depositary Receipt

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

LLC — Limited Liability Corporation

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

(1)	Non-Income producing securities.

(2)

Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.  Unless otherwise noted, Series 144A securities are deemed to be liquid.

(3)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at March 31, 2013.

(4)	The interest rate for short-term notes reflects the yields for those securities as of March 31, 2013.

(5)	The rate shown reflects the seven day yield as of March 31, 2013.

(6)	The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation (depreciation) as of March 31, 2013. See table below.

			Total Net
			Unrealized
Federal Tax Basis	Appreciation	Depreciation	Appreciation
$261,040,418	$62,062,168	$(6,558,470)	$55,503,698

Various inputs are used in determining the value of the Portfolio’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities*
Preferred Stock	$1,004,800	$—	$—	$1,004,800
Common Stocks	174,365,268	—	—	174,365,268
U.S. Government and Agency Obligations	—	49,085,178	—	49,085,178
Mortgage-Backed and Asset-Backed Securities	—	35,376,820	—	35,376,820
Corporate Obligations	—	29,587,975	—	29,587,975
Commercial Paper	—	1,999,980	—	1,999,980
Exchange-Traded Funds	12,538,471	—	—	12,538,471
Money Market Mutual Fund	6,700,000	—	—	6,700,000
Mutual Fund	5,885,624	—	—	5,885,624
Total	$200,494,163	$116,049,953	$—	$316,544,116

It is the Asset Director Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ended March 31, 2013, there have been no changes in the valuation methodologies and the Asset Director Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

* Refer to Schedule of Investments for industry classifications.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

SOCIALLY RESPONSIVE PORTFOLIO

March 31, 2013 (unaudited)

Description	Shares	Value
Common Stocks (93.5%)
Aerospace & Defense (3.2%)
General Dynamics Corp.	950	$66,985
Precision Castparts Corp.	600	113,772
		180,757
Agriculture (2.1%)
Archer-Daniels-Midland Co.	3,500	118,055

Apparel (3.5%)
Columbia Sportswear Co.	1,200	69,456
Wolverine World Wide, Inc.	2,800	124,236
		193,692
Banks (10.5%)
Bank of Hawaii Corp.	1,900	96,539
Bank of New York Mellon Corp. (The)	3,400	95,166
JPMorgan Chase & Co.	2,650	125,769
Northern Trust Corp.	2,100	114,576
U.S. Bancorp	4,400	149,292
		581,342
Beverages (2.9%)
Coca-Cola Co. (The)	4,000	161,760

Biotechnology (2.6%)
Amgen, Inc.	1,400	143,514

Chemicals (1.2%)
Dow Chemical Co. (The)	2,100	66,864

Commercial Services (0.9%)
Robert Half International, Inc.	1,300	48,789

Diversified Financial Services (1.4%)
Investment Technology Group, Inc.(1)	4,300	47,472
Janus Capital Group, Inc.	3,500	32,900
		80,372
Electronics (2.0%)
FLIR Systems, Inc.	4,200	109,242

Food (3.6%)
Fresh Del Monte Produce, Inc.	3,800	102,524
Sysco Corp.	2,800	98,476
		201,000

Description	Shares	Value
Common Stocks (93.5%) (continued)
Healthcare Products (8.0%)
Baxter International, Inc.	2,100	$152,544
Medtronic, Inc.	3,400	159,664
Zimmer Holdings, Inc.	1,800	135,396
		447,604
Insurance (0.4%)
Aegon NV	3,477	20,897

Iron/Steel (2.6%)
Nucor Corp.	3,100	143,065

Machinery-Diversified (1.5%)
Cummins, Inc.	700	81,067

Mining (0.4%)
Alcoa, Inc.	2,600	22,152

Miscellaneous Manufacturing (9.0%)
Carlisle Cos., Inc.	2,050	138,969
Crane Co.	1,900	106,134
General Electric Co.	5,800	134,096
Illinois Tool Works, Inc.	1,950	118,833
		498,032
Oil & Gas (11.5%)
ConocoPhillips	2,200	132,220
Exxon Mobil Corp.	1,800	162,198
Phillips 66	1,300	90,961
Royal Dutch Shell PLC ADR	1,700	110,772
Tidewater, Inc.	2,200	111,100
Valero Energy Corp.	700	31,843
		639,094
Pharmaceuticals (2.9%)
McKesson Corp.	1,500	161,940

Retail (3.9%)
Bed Bath & Beyond, Inc.(1)	1,200	77,304
Home Depot, Inc. (The)	1,000	69,780
Kohl’s Corp.	1,500	69,195
		216,279
Semiconductors (8.8%)
Applied Materials, Inc.	10,000	134,800
Intel Corp.	5,200	113,620
Microchip Technology, Inc.	900	33,084
QUALCOMM, Inc.	1,500	100,425
Texas Instruments, Inc.	3,100	109,988
		491,917

Description	Shares	Value
Common Stocks (93.5%) (continued)
Software (3.4%)
Adobe Systems, Inc.(1)	1,500	$65,265
Autodesk, Inc.(1)	1,100	45,364
Oracle Corp.	2,500	80,850
		191,479
Telecommunications (2.3%)
Cisco Systems, Inc.	6,250	130,687

Toys/Games/Hobbies (1.6%)
Mattel, Inc.	2,050	89,770

Transportation (3.3%)
Norfolk Southern Corp.	1,400	107,912
Werner Enterprises, Inc.	3,100	74,834
		182,746

Total common stocks (cost: $4,150,866)		5,202,116

Money Market Mutual Fund (3.6%)
BlackRock Liquidity TempFund Portfolio, 0.09%(2)	200,000	200,000

Total money market mutual fund (cost: $200,000)		200,000

Total investments(3) (97.1%) (cost: $4,350,866)		5,402,116
Other assets in excess of liabilities (2.9%)		158,672
Net assets (100.0%)		$5,560,788

The following abbreviations are used in the portfolio descriptions:

ADR — American Depositary Receipt

PLC — Public Limited Company

(1)	Non-Income producing securities.

(2)	The rate shown reflects the seven day yield as of March 31, 2013.

(3)	The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation (depreciation) as of March 31, 2013. See table below.

			Total Net
			Unrealized
Federal Tax Basis	Appreciation	Depreciation	Appreciation
$4,367,549	$1,294,293	$(259,726)	$1,034,567

Various inputs are used in determining the value of the Portfolio’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities*
Common Stocks	$5,202,116	$—	$—	$5,202,116
Money Market Mutual Fund	200,000	—	—	200,000
Total	$5,402,116	$—	$—	$5,402,116

It is the Socially Responsive Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ended March 31, 2013, there have been no changes in the valuation methodologies and the Socially Responsive Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

* Refer to Schedule of Investments for industry classifications.

Notes to Schedules of Investments (unaudited)

Fair Value Measurements

Observable inputs are those based on market data obtained from independent sources, and unobservable inputs reflect the Funds’ own assumption based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities. As of March 31, 2013, the volume and level of activity for asset and liability valuation was orderly and has not decreased, therefore increased analysis and judgment was not required to estimate fair value. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Advisor pursuant to procedures established by and under supervision of the Board of Directors.

The following is a description of the valuation techniques applied to the major categories of assets measured at fair value:

Equity Securities (Preferred and Common Stock) - Securities traded on a national or international securities exchange, excluding the NASDAQ national market system, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price (“NOCP”). To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Mortgage-Backed and Asset-Backed Securities - The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the security, establishes a benchmark yield, and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, these values would be categorized in level 2 of the fair value hierarchy; otherwise they would be categorized as level 3.

Corporate Obligations - Corporate obligations for which representative market quotes are readily available are valued at the latest bid price or the mean of the latest bid and ask price. Certain corporate obligations may be priced using a matrix price as provided by a pricing vendor. While all corporate obligations are categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Mutual Funds - Investments in mutual funds, including exchange-traded and money market funds, are valued at the mutual fund’s closing net asset value per share on the day of the valuation and are classified under level 1 of the fair value hierarchy.

U.S. Government and Agency Obligations - U.S. Government obligations are valued at the latest bid price. Certain obligations may be valued using dealer quotations. U.S. Government and Agency obligations are categorized in level 1 or level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Short-Term Fixed Income Securities - Short-term fixed income securities, with a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. These securities are listed under level 2 of the fair value hierarchy.

The Funds’ Board of Directors has the primary responsibility for fair value measurements and has delegated the responsibility of the daily valuation process to the fund accountant and the advisor. The fund accountant, pursuant to the valuation policies and procedures adopted by the Board of Directors, is responsible for obtaining prices, testing valuation, and evaluating the integrity of the routine pricing process. The fund accountant is aided in its efforts by the advisors, which are responsible for establishing the criteria for determining fair value of investments when prices are not readily available and communicating such information to the fund accountant. When determining the reliability of independent pricing services for investments owned by the Funds, the fund accountant, in conjunction with the investment advisor, conducts due diligence reviews of the pricing process, including methodology, and monitors the quality of security prices received through various testing reports.

The categorization of the fair value measurements of investments priced by independent pricing services was based upon judgment of the inputs and methodologies used by the independent pricing services to value different asset classes. The Fund categorizes such fair value measurements based upon asset classes and the underlying observable or unobservable inputs used to value such investments.

Item 2.   Controls and Procedures.

(a)              The President and Treasurer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)              There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	OneAmerica Funds, Inc.

By (Signature and Title)*	/s/ J. Scott Davison
J. Scott Davison, President
Date	5-24-13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ J. Scott Davison
J. Scott Davison, President
Date	5-24-13

By (Signature and Title)*	/s/ Christopher D. Pohl
Christopher D. Pohl, Treasurer
Date	5/24/13

* Print the name and title of each signing officer under his or her signature.